File Number: 333-110037
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                          Supplement to the May 1, 2006
                     Statement of Additional Information for
                         Pioneer AMT-Free Municipal Fund


The following will supplement the information presented in the statement of additional information for Pioneer AMT-Free Municipal Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for each portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of March 31, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account  Number of Accounts    Total Assets        Number of          Assets Managed
Manager                                Managed               Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
David Eurkus          Other            6                     $2,320,525,000      N/A                N/A
                      Registered
                      Investment
                      Companies
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Pooled     0                     $0                  N/A                N/A
                      Investment
                      Vehicles
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Accounts   0                     $0                  N/A                N/A
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------


The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Share Ownership by Portfolio Manager. The following table indicates as of March 31, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
David Eurkus                             A
---------------------------------------- -------------------------------------------------------------------

*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000